Capital Structure (Details 2) $ / shares in Units, $ in Millions				3 Months Ended
	Jun. 12, 2015 USD ($)	Apr. 21, 2015 USD ($) $ / shares shares	Apr. 15, 2015 item $ / shares shares	Jun. 30, 2015 $ / shares shares	Apr. 16, 2015 $ / shares	Dec. 31, 2014 $ / shares shares
Common stock, par value | $ / shares			$ 0.00001
Number of affiliates of the founder member | item			3
Number of entities | item			2
Number of entities managed by the founding member | item			1
Number of founding members liquidating and distributing equity interests | item			2
Number of classes of common stock | item			4
Payments of Dividends | $	$ 5.0
Underwriting discount and commissions | $		$ 25.2
Net proceeds from IPO contributed to VF | $		58.8
Maximum
Remaining dividends payable | $	$ 45.0
Virtu Financial, LLC
Ownership interest (as a percent)				24.80%
Virtu Financial, LLC
Other offering costs | $		8.6
Silver Lake Post-IPO
Payments to purchase shares of common stock and common units | $		$ 277.2
Non-qualified stock options | 2015 Management Incentive Plan
Grants (in shares)		9,228,000
Vesting period		4 years
Expiration period		10 years
Class A common stock
Shares issued		19,012,112		19,012,112
Common stock, par value | $ / shares		$ 0.00001		$ 0.00001	$ 0.00001	$ 0.00001
Common stock sold in connection with full exercise of the option to purchase additional shares granted to underwriters (in shares)		2,479,840
Common stock sold in connection with full exercise of the option to purchase additional shares granted to underwriters, at a price to public (in dollars per share) | $ / shares		$ 19.00
Sale of VFI's common stock				34,305,052		0
Gross proceeds from offering | $		$ 361.2
Class A common stock | 2015 Management Incentive Plan
Number of shares of stock authorized		12,000,000
Class A common stock | Silver Lake Post-IPO
Purchase of common stock (in shares)		3,470,724
Class A common stock | Restricted stock units | 2015 Management Incentive Plan
Vesting period		1 year
Granted (in shares)		25,647
Class B common stock
Common stock, par value | $ / shares				$ 0.00001		$ 0.00001
Sale of VFI's common stock				0		0
Class A common stock and Class C common stock
Number of votes provided to holders on all matters | item			1
Conversion of VFI's common stock			1
Class B common stock and Class D common stock
Number of votes provided to holders on all matters | item			10
Class D common stock
Common stock, par value | $ / shares				$ 0.00001		$ 0.00001
Sale of VFI's common stock				79,610,490		0
Class D common stock | TJMT Holdings LLC
Purchase of common stock (in shares)			79,610,490
Class C common stock
Common stock, par value | $ / shares				$ 0.00001		$ 0.00001
Sale of VFI's common stock				24,531,817		0
Class C common stock | Virtu Employee Holdco, Employee Trust, Management Members and other Virtu Post IPO Members
Purchase of common stock (in shares)			36,746,041
Class C common stock | Silver Lake Post-IPO
Purchase of common stock (in shares)		4,862,609
Class C common stock | Virtu Post-IPO
Purchase of common stock (in shares)		12,214,224
Class C common stock | Certain employees
Purchase of common stock (in shares)		7,351,615